Fees Summary	Feb. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 391,000
Previously Paid Amount	0.00
Total Fee Amount	59.86
Total Offset Amount	0.00
Net Fee	59.86
Narrative - Max Aggregate Offering Price	$ 391,000
Final Prospectus	true